Unaudited Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues
Revenue	$ 9,601,994	$ 12,643,510
Commissions (including $158,044 and $120,025, respectively, to related party)	(518,200)	(669,652)
Net revenue	9,083,794	11,973,858
Operating expenses
Voyage expenses	570,003	370,199
Vessel operating expenses (including $70,353 and $61,791, respectively, to related party)	5,609,430	5,326,829
Dry-docking expenses	1,733,323	904,599
Vessel depreciation	3,252,516	3,197,218
Related party management fees	973,504	984,543
General and administrative expenses (including $625,000 and $625,000, respectively, to related party)	1,180,155	1,162,058
Total operating expenses	13,318,931	11,945,446
Operating income / (loss)	(4,235,137)	28,412
Other income/(expenses)
Interest and other financing costs	(1,247,821)	(1,880,548)
Gain / (loss) on derivatives, net	(643,146)	902,988
Foreign exchange (loss)/gain	3,891	(561)
Interest income	3,650	12,786
Other expenses, net	(1,883,426)	(965,335)
Net loss	(6,118,563)	(936,923)
Dividends to Series B Preferred shares	(748,012)	(1,031,529)
Preferred deemed dividend		(185,665)
Net loss attributable to common shareholders	$ (6,866,575)	$ (2,154,117)
Loss per share attributable to common shareholders, basic and diluted (in dollars per share)	$ (3.03)	$ (0.96)
Weighted average number of shares outstanding during the period, basic and diluted (in shares)	2,267,375	2,244,803